Income Taxes (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes for the 2016 Successor period consists of the following:

Successor
(in thousands)	July 20, 2016 through September 30, 2016
Current
U.S. Federal	$319
State and local	71
Total current	390
Deferred tax benefit
U.S. Federal	(2,667)
State and local	—
Total deferred tax benefit	(2,667)
Provision (benefit) for income taxes	$(2,277)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred tax assets (liabilities) were as follows:

Successor
(in thousands)	July 20, 2016 through September 30, 2016
Deferred tax assets
Accrued expenses	$476
Allowance for doubtful accounts	126
Intangibles	456
Goodwill	6,712
Startup costs	180
Total deferred tax assets	7,950
Deferred tax liabilities
Fixed assets	(4,902)
Total deferred tax liabilities	(4,902)
Net deferred tax asset	$3,048

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate is as follows:

Successor
As of September 30, 2016
Federal statutory income tax rate	34.0%
State income taxes, net of federal tax effect	4.6%
Change in valuation allowance	372.8%
Nondeductible expenses	-46.8%
Effective tax rate	364.6%